Putnam
Health
Sciences
Trust

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Health Sciences Trust's broader range adds to its
  strengths....The fund is a good mix for those wanting to invest in the long-term growth of health care without tilting too heavily toward its most volatile subsectors."

                        --  Morningstar Mutual Funds, November 21, 1997

* "[Fund managers] David Carlson and Richard England have brought new life to Putnam Health Sciences Trust. Taking over management of the fund in May 1997, the young team inherited a strong fund. Then they turned it into 1997's number one health and biotechnology mutual fund. Putnam's traditional emphasis on research combined with an unorthodox mix of stocks helps to give the fund its winning edge."

                        --  Boston magazine, March 1998

* Putnam Health Sciences Trust's class A shares ranked 1 out of 31 health/biotechnology funds tracked by Lipper Analytical Services for the 1-year period ended 12/31/97. For the 1-, 5-, and 10-year periods ended 3/31/98, the fund's class A shares ranked 3 out of 37, 3 out of 14, and 5 out of 7.*

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

16 Financial statements

* Lipper rankings are based on total return performance, vary over time, and do not include the effects of sales charges. For the 5- and 10-year periods ended 12/31/97, the fund's class A shares ranked 3 out of 13 and 5 out of 7 health/biotechnology funds. For the 1-year period ended 12/31/97, the fund's class B and class M shares ranked 3 out of 31 and 2 out of 31, respectively. For the 1-year period ended 3/31/98, the fund's class B and class M shares ranked 10 out of 37 and 8 out of 37, respectively. Past performance is no guarantee of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The rest of the world's equity markets may have sneezed, but Putnam Health Sciences Trust's carefully selected portfolio remained in the pink during the first half of the fund's fiscal 1998. One reason was the relative immunity enjoyed by many of the fund's holdings by virtue of their issuers' limited exposure to the most troubled markets. Another factor contributing to the fund's solid performance was the increasing demand for health-care products, services, and facilities by a maturing generation of baby boomers. Finally the bidding war touched off by talk of mergers involving some of the world's largest pharmaceutical companies provided an added boost to this already thriving sector of the health-care industry.

Your fund's dynamic new management team took full advantage of opportunities within this favorable environment. In the following report, fund managers Richard England and David Carlson discuss strategy and performance during the six months ended February 28, 1998, and take a look at prospects for the second half of the fund's fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Richard B. England, lead manager
David G. Carlson

Putnam Health Sciences Trust's performance over the first half of fiscal 1998 illustrated one of the most powerful advantages of investing in the health-care industry: its products and services tend to stay in demand regardless of economic conditions. Demand for the strongest companies in the portfolio -- those developing innovative drugs, treatments, and devices for illnesses and diseases -- remained strong despite a rather turbulent time for the world's financial markets. As the population in the United States ages, long-term prospects for these companies look even more promising.

In addition, as last fall's Asian currency crisis sent the world's stock markets reeling, your fund successfully weathered the volatility because it invests in companies with relatively low exposure to the troubled economies. Examples include pharmaceuticals, medical technology companies, and drug retailers, a relatively new sector for the fund. For the six months ended February 28, 1998, your fund's class A shares provided a total return of 20.68% at net asset value and 13.73% at public offering price. For complete performance information, please refer to the summary that begins on page 9.

* DRUG COMPANY STOCKS BOOSTED BY MERGER TALKS

In our past several reports, we discussed the powerful contribution of pharmaceutical stocks to your fund's portfolio. The semiannual period just past was no exception; these stocks continued to boost returns, while the industry as a whole buzzed with merger, acquisition, and takeover discussions. To investors, this type of activity often signifies a healthy, thriving industry, even in cases in which merger discussions fall apart or are temporarily suspended.

Perhaps most notable during the period were merger discussions between SmithKline Beecham and Glaxo Wellcome -- both of which are held in the portfolio. The stock prices of these two British pharmaceutical giants rose significantly as the talks progressed. In late February, however, the discussions were halted and prices of both stocks had a temporary setback, followed by a partial rebound amid speculation that discussions may begin again.

At the close of the period, both stocks remained in the fund's portfolio and these discussions were expected to prompt further merger activity across the industry, creating an even more favorable environment for pharmaceutical stocks. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* PHARMACEUTICALS CONTINUE TO DRIVE PERFORMANCE

Another notable drug company holding was Warner-Lambert, which we've highlighted in past reports. In December, the company announced that its new diabetes drug Rezulin would require stricter medical monitoring because of liver disorders in a small number of the drug's users. Glaxo Wellcome, marketer of the drug in Great Britain, suspended distribution temporarily and several Wall Street analysts lowered their earnings estimates for Warner-Lambert. When the stock price dropped more than 18% in one day, we bought additional shares. We believed that investors had overreacted to a short-term setback and that Warner-Lambert remained a fundamentally strong company with solid long-term growth potential. Our assessment proved accurate; the price of the stock has since reached an all-time high. In addition to Rezulin, the company has had great success with another innovative drug, Lipitor, a treatment to lower cholesterol.

The portfolio's best-performing pharmaceutical stock was that of Pfizer, Inc., which was also the largest holding at the close of the period. While some drug companies depend heavily on one or two major products, Pfizer has several successful drugs that are expected to generate impressive sales growth over the long term. The company has also shown great success with cross licensing, which means it markets and sells drugs developed by other companies and shares in the resulting profits. The power of Pfizer's sales force has contributed to its success in this area.

[GRAPHIC OMITTED: HORIZONTAL BAR CHART OF TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals                          42.7%

Medical supplies
and devices                              20.4%

Health-care services                     11.6%

Biotechnology                             9.5%

Managed services                          5.2%

Footnote reads:
* Based on net assets as of 2/28/98. Holdings will vary over time.

* DRUG RETAILERS: SUCCESSFUL NEW ADDITION TO PORTFOLIO

Just before the fiscal year began, we established positions in drug retail stocks. These holdings, which include drugstore chains like CVS Corp., have not traditionally represented a significant portion of this fund's portfolio, but our attention to this sector has proved profitable. Strong market share, industry expertise, and recognition of customer needs have propelled CVS to its position as one of the largest retail pharmacy chains in the United States.

During the semiannual period, CVS acquired Arbor Drug, a smaller chain in the Midwest. Vital to CVS's success is its in-depth knowledge of the retail pharmaceutical business and its ability to develop creative solutions for meeting customer needs. For example, CVS's PharmaCare subsidiary recently launched a computer software system for more than 400 primary care physicians. The system allows physicians to file prescriptions electronically, send patient instructions directly to pharmacies, and access patient information from pharmacies.

* SMALL COMPANIES OFFER GREAT POTENTIAL

While large-company stocks have garnered the bulk of investors' attention -- and the strongest performance -- for quite some time, we remain optimistic about the health-care industry's smaller companies. We believe that small growth-oriented stocks like those of medical device manufacturers and biotechnology companies are due for a rebound.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Warner-Lambert Co.
Pharmaceuticals

Schering-Plough Corp.
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Eli Lilly & Co.
Pharmaceuticals

Glaxo Wellcome PLC ADR (United Kingdom)
Pharmaceuticals

SmithKline Beecham PLC ADR (United Kingdom)
Pharmaceuticals

Johnson & Johnson
Medical supplies and devices

These holdings represent 36.8% of the fund's net assets as of 2/28/98. Portfolio holdings will vary over time.

One promising company in the fund's portfolio is MiniMed, a medical equipment manufacturer that focuses on products to help manage diabetes. The company has developed an implantable insulin pump to replace traditional insulin injections. It is placed under the skin and releases insulin directly into the body. MiniMed has also applied for FDA approval of an implantable glucose sensor, which gathers glucose readings that are then downloaded into a computer for analysis.

Theragenics Corporation, another small-company holding, is a biotechnology company that develops cancer treatments. Its most recent success is Theraseeds, which are tiny pellets inserted directly into prostate cancer tumors. Theraseeds are less expensive, have fewer side effects, and require a much shorter recovery period than traditional surgical treatment.

Contract research organizations represent another promising health-care sector. These companies provide outsourcing services to pharmaceutical and biotechnology companies. During the last month of the period, stocks of contract research organizations as a whole were up 22%, and Quintiles Transnational was one of the portfolio's top performers in February. Quintiles provides a wide range of services to drug and biotechnology companies, from providing regulatory consulting to speed up the federal approval process to conducting clinical trials and marketing products.

* OUTLOOK: DEMOGRAPHIC TRENDS WILL CONTINUE TO BOOST HEALTH-CARE INDUSTRY

Our outlook for the remainder of fiscal 1998 is a positive one for many of the reasons mentioned at the opening of this report. Health-care industry products and services remain in strong demand, while large demographic trends, including an aging population, indicate that this demand won't diminish at any time soon. Companies of all sizes are offering new, innovative drugs, devices, and treatments to replace traditional methods, and these are driving higher growth rates for the types of companies in which your fund invests.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industries.

TOTAL RETURN FOR PERIODS ENDED 2/28/98

                        Class A           Class B           Class M
(inception date)       (5/28/82)         (3/1/93)          (7/3/95)
                     NAV      POP      NAV     CDSC       NAV     POP
----------------------------------------------------------------------
6 months            20.68%   13.73%   20.23%   15.23%   20.39%   16.18%
----------------------------------------------------------------------
1 year              35.43    27.66    34.43    29.43    34.77    30.05
----------------------------------------------------------------------
5 years            211.87   193.91   200.03   198.03   204.06   193.39
Annual average      25.54    24.06    24.58    24.41    24.91    24.02
----------------------------------------------------------------------
10 years           502.72   468.15   455.41   455.41   470.07   450.20
Annual average      19.68    18.97    18.70    18.70    19.01    18.59
----------------------------------------------------------------------
Life of fund      1302.51  1221.62  1119.28  1119.28  1169.88  1125.84
Annual average      18.24    17.80    17.20    17.20    17.50    17.24
----------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/98

                                       Standard & Poor's   Consumer
                                          500 Index       Price Index
---------------------------------------------------------------------
6 months                                   17.62%            0.68%
---------------------------------------------------------------------
1 year                                     35.01             1.44
---------------------------------------------------------------------
5 years                                   166.86            13.14
Annual average                             21.69             2.50
---------------------------------------------------------------------
10 years                                  422.46            39.57
Annual average                             17.98             3.39
---------------------------------------------------------------------
Life of fund                             1485.92            69.00
Annual average                             19.18             3.39
---------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98

                             Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          1               1               1
------------------------------------------------------------------------------
Income                       $0.024             --              --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                     5.689           $5.689          $5.689
------------------------------------------------------------------------------
Short term                    0.734            0.734           0.734
------------------------------------------------------------------------------
  Total                      $6.447           $6.423          $6.423
------------------------------------------------------------------------------
Share value:              NAV      POP         NAV          NAV      POP
------------------------------------------------------------------------------
8/31/97                  $55.82   $59.23     $54.54        $55.47   $57.48
------------------------------------------------------------------------------
2/29/98                   60.07    63.73      58.32         59.52    61.68
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                       Class A           Class B            Class M
(inception date)      (5/28/82)         (3/1/93)           (7/3/95)
                    NAV       POP     NAV      CDSC      NAV      POP
-----------------------------------------------------------------------
6 months           16.82%    10.11%   16.40%   11.40%  16.54%    12.45%
----------------------------------------------------------------------
1 year             50.24     41.60    49.13    44.13   49.51     44.27
----------------------------------------------------------------------
5 years           220.02    201.63   207.81   205.81  212.07    201.16
Annual average     26.19     24.71    25.22    25.05   25.56     24.67
----------------------------------------------------------------------
10 years          546.31    509.14   495.62   495.62  511.51    490.17
Annual average     20.52     19.80    19.54    19.54   19.85     19.43
----------------------------------------------------------------------
Life of fund     1362.05   1277.72  1170.29  1170.29 1223.22   1177.33
Annual average     18.45     18.01    17.41    17.41   17.71     17.45
----------------------------------------------------------------------

All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS (95.3%) *
NUMBER OF SHARES                                                                                       VALUE

Biotechnology (9.5%)
------------------------------------------------------------------------------------------------------------
        250,000  Agouron Pharmaceuticals, Inc. +                                              $    9,218,750
        300,000  AXYS Pharmaceuticals, Inc. +                                                      2,550,000
      1,482,700  Biochem Pharmaceutical, Inc. +                                                   33,268,081
        384,000  CN Biosciences, Inc. + [SECTION MARK]                                            10,704,000
        242,500  Cell Therapeutics, Inc. +                                                         3,637,500
        637,900  Centocor, Inc. +                                                                 23,004,269
        365,000  Coulter Pharmaceutical, Inc. +                                                    8,486,250
        400,000  Digene Corp. +                                                                    3,100,000
        318,500  GelTex Pharmaceuticals, Inc. +                                                    9,196,688
        381,800  Genentech, Inc.-Special Common +                                                 25,795,363
        578,500  Guilford Pharmaceuticals, Inc. +                                                 12,727,000
        564,200  ICN Pharmaceuticals, Inc.                                                        32,582,550
        160,000  IDEC Pharmaceuticals Corp. +                                                      7,260,000
        150,000  ILEX Oncology, Inc. +                                                             1,143,750
        279,600  Incyte Pharmaceuticals, Inc. +                                                   12,721,800
        470,000  La Jolla Pharmaceutical Co. +                                                     1,703,750
        300,000  Ligand Pharmaceuticals, Inc. Class B +                                            4,500,000
        436,300  Medimmune, Inc. +                                                                22,633,063
        280,000  Millennium Pharmaceuticals, Inc. +                                                5,635,000
        580,000  NPS Pharmaceuticals, Inc. +                                                       4,712,500
         61,000  Pharmacopeia, Inc. +                                                              1,159,000
        170,000  Pharmacylics, Inc.                                                                4,441,250
        296,200  Protein Design Labs, Inc. +                                                      12,736,600
        164,000  QIAGEN N.V. (Netherlands) +                                                       7,820,750
        500,000  Scios, Inc. +                                                                     5,000,000
        485,000  SEQUUS Pharmaceuticals, Inc. +                                                    4,728,750
        266,400  Transkaryotic Therapies, Inc. (Malaysia) +                                        8,458,200
        396,300  Trimeris, Inc. +                                                                  3,764,850
        200,446  Vertex Pharmaceuticals, Inc. +                                                    7,491,669
        410,000  ViroPharma, Inc. +                                                                8,097,500
                                                                                              --------------
                                                                                                 298,278,883

Health Care Services (11.6%)
------------------------------------------------------------------------------------------------------------
        274,100  ABR Information Services, Inc. +                                                  7,777,588
        646,400  Applied Analytical Industries, Inc. +                                             9,372,800
      1,187,400  Beverly Enterprises, Inc. +                                                      18,033,638
        537,900  Centennial HealthCare Corp. +                                                    12,102,750
        398,200  Concentra Managed Care, Inc. +                                                   13,663,238
        333,300  Genesis Health Ventures, Inc. +                                                   9,665,700
        330,000  Health Care & Retirement Corp. +                                                 14,478,750
      2,514,000  Healthsouth Rehabilitation Corp. +                                               67,878,000
        198,000  Lincare Holdings, Inc. +                                                         12,851,438
        183,600  Manor Care, Inc.                                                                  6,896,475
        662,625  National Surgery Centers, Inc. +                                                 16,648,453
        749,200  Omnicare, Inc.                                                                   27,720,400
        476,200  On Assignment, Inc. +                                                            13,988,375
        573,710  Pharmaceutical Product Development, Inc. +                                       12,047,910
        835,000  Physician Sales & Service, Inc. +                                                17,430,625
        834,000  Quintiles Transnational Corp. +                                                  40,761,750
        941,650  Quorum Health Group, Inc. +                                                      26,101,361
        656,780  Tenet Healthcare Corp. +                                                         24,506,104
        435,333  Total Renal Care Holdings, Inc. +                                                14,012,281
                                                                                              --------------
                                                                                                 365,937,636

Healthcare Information Systems (1.9%)
------------------------------------------------------------------------------------------------------------
        286,500  Cerner Corp. +                                                                    5,909,063
        610,900  HBO & Co.                                                                        33,064,963
        371,100  Imnet Systems, Inc. +                                                             7,769,906
        279,100  Medquist, Inc. +                                                                  9,733,613
        916,500  Physicians Computer Network +                                                     3,895,125
                                                                                              --------------
                                                                                                  60,372,670

Managed Services (5.2%)
------------------------------------------------------------------------------------------------------------
        513,700  Advanced Health Corp. + [SECTION MARK]                                            7,577,075
        575,700  Compdent Corp. + [SECTION MARK]                                                   7,987,838
        433,800  Coventry Corp. +                                                                  7,022,138
         84,000  Express Scripts, Inc. Class A +                                                   6,552,000
         77,500  First Health Group Corp. +                                                        3,860,469
        200,000  FPA Medical Management, Inc. +                                                    4,625,000
      1,267,500  MedPartners, Inc. +                                                              15,210,000
        151,900  Pediatrix Medical Group, Inc. +                                                   6,265,875
        450,000  Phycor, Inc. +                                                                   11,573,438
        763,000  Physician Reliance Network, Inc. +                                                9,108,313
        295,000  Specialty Care Network, Inc. +                                                    3,687,500
        301,700  Trigon Healthcare, Inc. +                                                         9,352,700
        460,600  United Healthcare Corp.                                                          27,952,663
        296,600  United Wisconsin Services, Inc.                                                   9,194,600
        599,500  Wellpoint Health Networks, Inc. +                                                35,033,281
                                                                                              --------------
                                                                                                 165,002,890

Medical Supplies and Devices (20.4%)
------------------------------------------------------------------------------------------------------------
        790,600  Abbott Laboratories                                                              59,146,763
        170,000  Arrow International, Inc.                                                         6,651,250
        577,400  Ballard Medical Products                                                         14,507,175
        780,750  Baxter International, Inc.                                                       44,209,969
        240,100  Bergen Brunswig Corp. Class A                                                    10,804,500
        622,300  Biomet, Inc. +                                                                   18,552,319
        252,045  Boston Scientific Corp. +                                                        15,059,689
        575,350  Cardinal Health, Inc.                                                            47,106,781
        138,300  Cyberonics, Inc. +                                                                3,336,488
        364,500  Cytyc Corp. +                                                                     8,383,500
        222,819  Del Global Technologies Corp. +                                                   2,297,821
        654,000  Henry Schein, Inc. +                                                             26,650,500
        955,000  IDEXX Laboratories, Inc. +                                                       14,981,563
        634,100  InControl, Inc. +                                                                 3,170,500
      1,088,964  Johnson & Johnson                                                                82,216,782
        314,500  Lifecore Biomedical, Inc. +                                                       6,014,813
        367,000  McKesson Corp.                                                                   19,129,875
        963,900  Medtronic, Inc.                                                                  51,207,188
        500,000  Mentor Corp.                                                                     14,593,750
        328,400  Minimed, Inc. +                                                                  13,792,800
        230,000  Molecular Devices Corp. +                                                         3,823,750
        225,000  Novoste Corp. +                                                                   6,665,625
        550,000  Perclose, Inc. + [SECTION MARK]                                                  13,887,500
        400,000  Respironics, Inc. +                                                              10,850,000
        446,000  Sabratek Corp. +                                                                 14,996,750
         74,800  Safeskin, Corp. +                                                                 4,590,850
        553,800  Stryker Corp.                                                                    22,671,188
        677,400  Sybron International Corp. +                                                     18,501,488
         64,300  Theragenics Corp. +                                                               3,817,813
        585,200  Trex Medical Corp. +                                                              9,107,175
        388,500  Tyco International Ltd. +                                                        19,716,375
        407,900  U.S. Surgical Corp.                                                              12,491,938
        420,000  Ventana Medical Systems, Inc. +                                                   9,187,500
        359,500  Waters Corp. +                                                                   17,772,781
        257,800  Wesley Jessen VisionCare, Inc. +                                                  8,732,975
        121,000  Xomed Surgical Products Inc. +                                                    3,418,250
                                                                                              --------------
                                                                                                 642,045,984

Pharmaceuticals (42.7%)
------------------------------------------------------------------------------------------------------------
        513,000  Alpharma, Inc. Class A                                                           11,863,125
        457,600  Alza Corp. +                                                                     17,102,800
      1,268,300  American Home Products Corp.                                                    118,903,125
      1,069,500  Bristol-Myers Squibb Co.                                                        107,150,531
        400,000  Dura Pharmaceuticals, Inc. +                                                     10,050,000
        390,720  Elan Corp. PLC ADR (Ireland) +                                                   24,249,060
      1,825,000  Glaxo Wellcome PLC ADR (United Kingdom)                                          99,120,313
        361,600  Inhale Therapeutic Systems +                                                     10,802,800
      1,607,200  Lilly (Eli) & Co.                                                               105,773,850
        285,000  Medicis Pharmaceutical Corp. Class A +                                           12,237,188
      1,006,300  Merck & Co., Inc.                                                               128,366,144
        368,900  NeXstar Pharmaceuticals, Inc. +                                                   4,334,575
         31,866  Novartis AG (Switzerland)                                                        58,268,635
        275,000  PathoGenesis Corp. +                                                              9,900,000
      1,732,600  Pfizer, Inc.                                                                    153,335,100
      1,019,400  Pharmacia & Upjohn, Inc.                                                         40,330,013
        336,600  R.P. Scherer Corp. +                                                             20,469,488
        103,000  Schering AG (Germany) +                                                          11,571,185
      1,783,400  Schering-Plough Corp.                                                           135,649,863
        533,200  Sepracor, Inc. +                                                                 21,461,300
      1,487,200  Smithkline Beecham PLC ADR (United Kingdom)                                      92,020,500
        312,500  Sonus Pharmaceuticals, Inc. +                                                     7,890,625
        414,800  Warner Chilcott Laboratories (Ireland) +                                          4,562,800
        929,800  Warner-Lambert Co.                                                              135,983,250
        137,500  Zonagen, Inc. +                                                                   2,535,156
                                                                                              --------------
                                                                                               1,343,931,426

Retail (4.0%)
------------------------------------------------------------------------------------------------------------
        505,100  CVS Corp.                                                                        37,408,969
        659,900  General Nutrition Companies, Inc. +                                              26,231,025
      1,917,400  Rite Aid Corp.                                                                   62,075,825
                                                                                              --------------
                                                                                              $  125,715,819
                                                                                              --------------
                 Total Common Stocks (cost $1,836,764,252)                                    $3,001,285,308

CONVERTIBLE PREFERRED STOCKS (0.2%) * (cost 4,000,000)
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
          4,000  Igen International, Inc, $7.75                                               $    5,880,000

SHORT-TERM INVESTMENTS (3.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Fed Home Loan Mortgage Corp. effective yield
                   of 5.4%, March 17, 1998                                                    $   24,940,000
     30,000,000  Federal National Mortgage Association effective yield
                   of 5.39%, March 19, 1998                                                       29,919,301
     17,354,000  Ford Motor Corp. effective yield
                   of 5.47%, April 8, 1998                                                        17,253,800
     25,000,000  Morgan (JP) & Co., Inc. effective yield
                   of 5.46%, April 20, 1998                                                       24,810,416
     25,000,000  Interest in $363,000,000 joint repurchase agreement dated February 27, 1998 with JP Morgan
                   due March 2, 1998 with respect to various
                   U.S. Treasury obligations -- maturity value
                   of $25,011,708 for an effective yield of 5.62%                                 25,007,806
                                                                                              --------------
                 Total Short-Term Investments (cost $121,931,323)                             $  121,931,323
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1,962,695,575) ***                                  $3,129,096,631
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,149,281,081.

*** The aggregate identified cost on a tax basis is $1,963,030,371, resulting in gross unrealized appreciation and depreciation of $1,214,416,054 and $48,349,794, respectively, or net unrealized appreciation of $1,166,066,260.

  + Non-income-producing security.

[SECTION MARK] Affiliated Company (Note 5)

               ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

               The accompanying notes are an integral part of these financial statements




Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,962,695,575) (Note 1)                                           $ 3,129,096,631
---------------------------------------------------------------------------------------------------
Cash                                                                                      2,834,636
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           2,366,099
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   25,191,646
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           37,653,210
---------------------------------------------------------------------------------------------------
Total assets                                                                        $ 3,197,142,222

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         38,431,060
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,058,452
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,853,978
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  597,663
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                38,463
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  5,422
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,536,596
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      339,507
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        47,861,141
---------------------------------------------------------------------------------------------------
Net assets                                                                          $ 3,149,281,081

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       1,884,272,674
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (3,772,344)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                   102,379,695
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,166,401,056
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $ 3,149,281,081

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,170,954,065 divided by 36,141,164 shares)                                                $60.07
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $60.07)*                                      $63.73
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($935,754,680 divided by 16,046,092 shares)**                                                $58.32
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($42,572,336 divided by 715,286 shares)                                                      $59.52
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $59.52)*                                      $61.68
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $108,781)                                            $  8,882,729
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,239,177
--------------------------------------------------------------------------------------------------
Total investment income                                                                 12,121,906
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         7,417,668
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,057,611
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           19,619
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            15,392
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,357,613
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,532,081
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      115,323
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                    103,581
--------------------------------------------------------------------------------------------------
Registration fees                                                                          146,577
--------------------------------------------------------------------------------------------------
Auditing                                                                                    31,783
--------------------------------------------------------------------------------------------------
Legal                                                                                       11,335
--------------------------------------------------------------------------------------------------
Postage                                                                                     91,760
--------------------------------------------------------------------------------------------------
Other                                                                                      246,907
--------------------------------------------------------------------------------------------------
Total expenses                                                                          16,147,250
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (292,178)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            15,855,072
--------------------------------------------------------------------------------------------------
Net investment loss                                                                     (3,733,166)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (including realized gain of $596,201
on sales of investments in affiliated issuers) (Notes 1, 3, and 5)                     164,646,383
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           336,723,507
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                501,369,890
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $ 497,636,724
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                              Six months ended        Year ended
                                                                                   February 28         August 31
                                                                                         1998*              1997
                                                                          --------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  $    (3,733,166)    $    1,665,463
----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                  164,646,383        239,209,019
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        336,723,507        255,685,321
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              497,636,724        496,559,803
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------
    Class A                                                                          (749,081)        (2,287,254)
----------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------
    Class A                                                                      (200,473,089)       (43,054,189)
----------------------------------------------------------------------------------------------------------------
    Class B                                                                       (76,861,512)       (11,235,464)
----------------------------------------------------------------------------------------------------------------
    Class M                                                                        (3,230,099)          (360,240)
----------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 660,168,350        383,398,689
----------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      876,491,293        823,021,345

Net assets
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             2,272,789,788      1,449,768,443
----------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $3,772,344 and $709,903, respectively)                              $ 3,149,281,081     $2,272,789,788
----------------------------------------------------------------------------------------------------------------
* Unaudited

  The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                        February 28
operating performance            (Unaudited)                                     Year ended August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $55.82           $43.67           $36.21           $29.77           $24.40           $28.31
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.02)(c)          .13(c)           .19              .23              .30              .26
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         10.71            13.71             8.46             6.99             5.36            (1.82)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              10.69            13.84             8.65             7.22             5.66            (1.56)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.02)            (.09)            (.27)            (.26)            (.24)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (6.42)           (1.60)            (.92)            (.52)            (.05)           (2.22)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (6.44)           (1.69)           (1.19)            (.78)            (.29)           (2.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $60.07           $55.82           $43.67           $36.21           $29.77           $24.40
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)         20.68*           32.46            24.12            24.81            23.38            (6.45)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,170,954       $1,681,187       $1,166,794         $929,484         $789,598         $764,443
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .51*            1.08             1.10             1.12             1.12             1.13
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.04)*            .26              .43              .70              .96              .91
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             22.29*           44.54            10.55            19.51            23.18            45.46
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0492           $.0535           $.0718
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                  Six months
                                    ended                                                                          For the period
Per-share                        February 28                                                                       March 1, 1993+
operating performance            (Unaudited)                          Year ended August 31                          to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $54.54           $42.94           $35.72           $29.47           $24.28           $24.02
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.22)(c)         (.24)(c)         (.13)(c)          .11              .10              .05(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         10.42            13.44             8.35             6.78             5.33              .21
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              10.20            13.20             8.22             6.89             5.43              .26
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --               --             (.08)            (.12)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     (6.42)           (1.60)            (.92)            (.52)            (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                (6.42)           (1.60)           (1.00)            (.64)            (.24)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $58.32           $54.54           $42.94           $35.72           $29.47           $24.28
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)         20.23*           31.46            23.19            23.83            22.49            (1.08)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $935,755         $567,928         $273,243         $113,329          $55,424          $18,455
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .88*            1.83             1.85             1.88             1.87              .96*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)    (.40)*           (.49)            (.31)            (.05)             .24              .21*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             22.29*           44.54            10.55            19.51            23.18            45.46
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0492           $.0535           $.0718
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Six months
                                                                     ended                                         For the period
Per-share                                                         February 28                                       July 3, 1995+
operating performance                                             (Unaudited)          Year ended August 31         to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $55.47           $43.54           $36.17           $33.96
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                          (.17)(c)         (.12)(c)         (.02)(c)         (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           10.64            13.65             8.46             2.23
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                10.47            13.53             8.44             2.21
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       --               --             (.15)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                       (6.42)           (1.60)            (.92)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (6.42)           (1.60)           (1.07)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $59.52           $55.47           $43.54           $36.17
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%) (a)                                           20.39*           31.79            23.51             6.51*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $42,572          $23,675           $9,732             $321
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                             .76*            1.58             1.61              .30*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                             (.29)*           (.24)            (.05)            (.02)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               22.29*           44.54            10.55            19.51
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0492           $.0535           $.0718
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter, include amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Health Sciences ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $292,178 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,310 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $891,012 and $42,078 from the sale of class A and class M shares, respectively and $363,315 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received $6,370 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $880,472,855 and $549,907,817, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,520,954     $375,870,823
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,947,926      156,534,791
------------------------------------------------------------
                                  9,468,880      532,405,614

Shares
repurchased                      (3,445,591)    (200,334,778)
------------------------------------------------------------
Net increase                      6,023,289     $332,070,836
------------------------------------------------------------

                                           Year ended
                                        August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
                                 17,235,544     $861,557,693
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       784,043       36,473,739
------------------------------------------------------------
                                 18,019,587      898,031,432

Shares
repurchased                     (14,621,740)    (728,618,530)
------------------------------------------------------------
                                  3,397,847     $169,412,902
------------------------------------------------------------

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,740,046     $323,655,421
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,208,512       62,407,591
------------------------------------------------------------
                                  6,948,558      386,063,012

Shares
repurchased                      (1,315,031)     (74,240,725)
------------------------------------------------------------
Net increase                      5,633,527     $311,822,287
------------------------------------------------------------

                                           Year ended
                                        August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,452,852     $322,027,608
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       197,008        9,001,277
------------------------------------------------------------
                                  6,649,860      331,028,885

Shares
repurchased                      (2,601,055)    (127,578,073)
------------------------------------------------------------
Net increase                      4,048,805     $203,450,812
------------------------------------------------------------

                                        Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         352,253     $ 20,226,455
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        54,125        2,850,741
------------------------------------------------------------
                                    406,378       23,077,196

Shares
repurchased                        (117,858)      (6,801,969)
------------------------------------------------------------
Net increase                        288,520     $ 16,275,227
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         379,404     $ 19,325,876
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         6,638          307,944
------------------------------------------------------------
                                    386,042       19,633,820

Shares
repurchased                        (182,819)      (9,098,845)
------------------------------------------------------------
Net increase                        203,223     $ 10,534,975
------------------------------------------------------------

Note 5
Transactions with Affiliated Issues

Transactions during the period with companies in which the fund owns at least 5% of the voting securities were as follows:

                           Purchase     Sales     Dividend     Market
Affiliates                   cost       cost       Income      Value
-----------------------------------------------------------------------
Name of affiliate
-----------------------------------------------------------------------
Advanced Health Corp.   $ 2,216,837  $     --     $   --   $ 7,577,075

CN Biosciences, Inc.             --        --         --    10,704,000

Compdent, Corp.             722,925   885,000         --     7,987,838

Perclose, Inc.            4,839,399        --         --    13,887,500
-----------------------------------------------------------------------
  Totals                $ 7,779,161  $885,000     $   --   $40,156,413

-----------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

C. Beth Cotner
Vice President

Richard B. England
Vice President and Fund Manager

David G. Carlson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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SA008 41234-021/335/2AB     4/98